ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2019	2018
Accounts receivable, gross	$27,034,192	$29,131,547
Less: allowance for doubtful accounts	(1,919,152)	(1,997,310)
Accounts receivable, net	$25,115,040	$27,134,237

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2019	2018
Beginning balance	$1,997,310	$1,817,050
Additional reserve through bad debt expense	—	272,783
Bad debt write-off	—	(36,037)
Exchange difference	(78,158)	(56,486)
Ending balance	$1,919,152	$1,997,310